Note 17 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands, shares in Billions	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 536,903	$ 442,375
Subordinate Non-controlling Interest Shares (in shares)	3.6
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 513,291	$ 415,141